Income taxes - Components of Net Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (84,778)	$ (69,245)	$ (23,959)
Foreign	1,633	1,247	2,603
Loss before income taxes	$ (83,145)	$ (67,998)	$ (21,356)